RELATED PARTY TRANSACTIONS - Narrative (Details) £ in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£) connectedPerson director	Dec. 31, 2020 GBP (£) connectedPerson director	Dec. 31, 2019 GBP (£) director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)		1.77%	2.28%	2.57%
Other provisions		£ 2,092.0	£ 1,915.0
Customer deposits	[1]	£ 476,344.0	£ 450,651.0
Number of investment vehicles		145	137
Financial assets at fair value through profit or loss	[1]	£ 206,771.0	£ 191,169.0
Fee and commission income		2,608.0	2,308.0	£ 2,756.0
Loans and advances to customers	[1]	448,567.0	440,200.0
Balances on term deposits from customers		22.0	73.0
Segment external assets		886,525.0	871,269.0
Liabilities		833,373.0	821,856.0
Profit for the year		5,885.0	1,387.0	3,006.0
Cash flows from (used in) financing activities		(3,234.0)	(5,319.0)	(6,559.0)
Interest income		13,258.0	14,306.0	16,861.0
Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense		7.0	7.0
Operating margin guarantee
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Payments related to guarantees made by entity		10.0	20.0
Other associates at fair value through profit and loss
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Segment external assets		3,889.0	4,387.0
Liabilities		4,412.0	4,928.0
Turnover		3,686.0	3,857.0
Profit for the year		187.0	435.0
Cash flows from (used in) financing activities		1,265.0	1,295.0
Interest income		86.0	91.0
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits		480.0	151.0
Contract liabilities		£ 144.0	£ 152.0
Consolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of investment vehicles		73	76
Unconsolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Current investments		£ 427.0	£ 659.0
Money redeemed from disposal of unconsolidated OEICs		820.0	1,159.0
Financial assets at fair value through profit or loss		1,965.0	2,234.0
Fee and commission income		96.0	93.0
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers		14.0	28.0
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions		£ 0.0	£ 0.0	£ 0.0
Interest rate on deposits (percent)		1.00%	2.00%	3.00%
Key management personnel of entity or parent | Loans to key management personnel
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Other provisions		£ 0.0	£ 0.0	£ 0.0
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)		0.39%	0.39%	6.45%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)		22.93%	24.20%	24.20%
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding commitments made by entity		£ 0.9	£ 0.6	£ 0.6
Directors
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | director		2	4	4
Connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson		1	2

[1]	See note 1 regarding changes to presentation.